Cash and restricted cash - Deposits in financial institutions (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	¥ 588,274	$ 82,857	¥ 901,429	$ 126,964	¥ 989,132	¥ 1,003,876
Restricted cash	27,126	$ 3,821	40,957
stricted Cash For Litigation
Cash and restricted cash
Restricted cash	23,613
Asset Pledged as Collateral | Restricted Cash For Notes Payable
Cash and restricted cash
Restricted cash	3,513		40,957
PRC
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	542,645		854,034
PRC | RMB
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	528,022		595,559
PRC | US
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	14,542		258,475
PRC | GBP
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	81		0
Hong Kong
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	40		9,416
Hong Kong | RMB
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	27		0
Hong Kong | US
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	0		9,402
Hong Kong | HKD
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	13		14
Sweden
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	29,176		15,028
Sweden | US
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	204		555
Sweden | SEK
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	28,972		14,473
United Kingdom
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	12,356		22,934
United Kingdom | GBP
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	12,356		22,934
United States
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	3,867		17
United States | US
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	3,867		17
Germany
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	190		0
Germany | Euro
Cash and restricted cash
Cash and restricted cash shown in the consolidated statements of cash flows	¥ 190		¥ 0